Intangible assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	R$ 44,771,124	R$ 44,012,858
Additions	3,207	2,862,651
Transfer of contract assets	8,117,869	9,033,117
Transfers	(139,884)	(42,843)
Write-offs and disposals	(98,731)	(6,864)
Amortization	(2,161,112)	(2,637,479)
Intangible assets, ending	50,492,473	44,771,124
Transfers to financial assets		(8,450,316)
Concession agreements – new contracts [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	142,656	147,589
Additions
Transfer of contract assets
Transfers
Write-offs and disposals
Amortization	(4,933)	(4,933)
Intangible assets, ending	137,723	142,656
Transfers to financial assets
Concession agreements – others [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	59,492
Additions
Transfer of contract assets	24,214	4,090
Transfers	(1,627)	57,445
Write-offs and disposals	(4)
Amortization	(6,987)	(2,043)
Intangible assets, ending	75,088	59,492
Transfers to financial assets
Contract Commitments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	3,849,759
Additions
Transfer of contract assets
Transfers
Write-offs and disposals
Amortization	(119,638)
Intangible assets, ending	3,730,121	3,849,759
Concession agreement – URAE-1 [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	39,956,194
Additions	2,666	20,712
Transfer of contract assets	7,990,514	6,573,841
Transfers	(138,257)	42,727,540
Write-offs and disposals	(98,727)	(4,449)
Amortization	(1,765,919)	(911,134)
Intangible assets, ending	45,946,471	39,956,194
Transfers to financial assets		(8,450,316)
Software License [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	638,287	513,224
Additions		29,972
Transfer of contract assets	103,141	234,713
Transfers		4,989
Write-offs and disposals
Amortization	(190,326)	(144,611)
Intangible assets, ending	551,102	638,287
Transfers to financial assets
Right of use – other assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	124,736	118,060
Additions	541	84,048
Transfer of contract assets
Transfers
Write-offs and disposals		(46)
Amortization	(73,309)	(77,326)
Intangible assets, ending	51,968	124,736
Transfers to financial assets
Concession agreements – equity value [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		506,117
Additions
Transfer of contract assets		13,216
Transfers		(508,709)
Write-offs and disposals		(22)
Amortization		(10,602)
Intangible assets, ending
Transfers to financial assets
Concession agreements – economic value [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		637,760
Additions		(181)
Transfer of contract assets		13,005
Transfers		(576,439)
Write-offs and disposals
Amortization		(74,145)
Intangible assets, ending
Transfers to financial assets
Program contracts [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		20,684,497
Additions
Transfer of contract assets		1,392,259
Transfers		(21,469,330)
Write-offs and disposals		(1,020)
Amortization		(606,406)
Intangible assets, ending
Transfers to financial assets
Program contracts – commitments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	3,849,759	1,212,026
Additions		2,728,100
Transfer of contract assets
Transfers
Write-offs and disposals
Amortization		(90,367)
Intangible assets, ending		3,849,759
Transfers to financial assets
Services contracts – Sao Paulo [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		20,193,585
Additions
Transfer of contract assets		801,993
Transfers		(20,278,339)
Write-offs and disposals		(1,327)
Amortization		(715,912)
Intangible assets, ending
Transfers to financial assets